Significant Accounting Policies - Summary of Useful Lives, Estimated by Group for Various Categories of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2023
Buildings | Biopharmaceutical and Diagnostic Solutions | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	18 years
Buildings | Biopharmaceutical and Diagnostic Solutions | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	33 years
Buildings | Engineering
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	16 years
Buildings | Holding
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	33 years
Plant and Machinery | Biopharmaceutical and Diagnostic Solutions | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	6 years
Plant and Machinery | Biopharmaceutical and Diagnostic Solutions | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	20 years
Plant and Machinery | Engineering | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	6 years
Plant and Machinery | Engineering | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	10 years
Plant and Machinery | Holding
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	4 years
Industrial and Commercial Equipment | Biopharmaceutical and Diagnostic Solutions | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Industrial and Commercial Equipment | Biopharmaceutical and Diagnostic Solutions | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	8 years
Industrial and Commercial Equipment | Engineering
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	8 years
Industrial and Commercial Equipment | Holding
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	8 years
Other Tangible Assets | Biopharmaceutical and Diagnostic Solutions | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Other Tangible Assets | Biopharmaceutical and Diagnostic Solutions | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	8 years
Other Tangible Assets | Engineering | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Other Tangible Assets | Engineering | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	8 years
Other Tangible Assets | Holding | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Other Tangible Assets | Holding | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	8 years